Deposits	12 Months Ended
Jul. 31, 2019
Deposits
Note - 3 Deposits	During the year ended July 31, 2019, the Company advanced funds of $100,000 toward the acquisition of property known as the Potrero Ranch. The Company completed the acquisition on August 24, 2019.